Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 241,250,000	$ 27,860,000	$ 7,750,000	$ 6,460,000	$ 283,320,000
British Columbia
Total	510,000	400,000	530,000		1,440,000
Constancia
Total	163,560,000	$ 27,460,000	4,400,000	$ 6,460,000	201,880,000
Copper World
Total			1,280,000		1,280,000
Manitoba
Total	$ 77,180,000		$ 1,540,000		$ 78,720,000